UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Gregg Picillo
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Gregg Picillo   Boston, MA     July 15, 2010
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 110
Form 13F Information Table Value Total: $6376 (thousand)

List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE

										VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER					TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	DSCRETN
France Telecom SA				ADR		35177Q105	29	1680	SH	Sole
Heineken NV ADR					ADR		423012202	16	760	SH	Sole
Huaneng Power ADR				ADR		443304100	51	2160	SH	Sole
Infosys Technologies Ltd. ADR			ADR		456788108	126	2105	SH	Sole
Mechel Open Joint Stock Co. ADR			ADR		583840103	18	965	SH	Sole
Novartis AG ADR					ADR		66987V109	87	1800	SH	Sole
PetroChina Ltd. ADS				ADR		71646E100	43	395	SH	Sole
Sanofi-Aventis ADR				ADR		80105N105	5	175	SH	Sole
Sasol Ltd. ADR					ADR		803866300	11	325	SH	Sole
Total SA ADR					ADR		89151E109	34	760	SH	Sole
Air Products & Chemicals Inc.			COM		009158106	83	1285	SH	Sole
Amerigas Partners LP				UNIT LTD PARTN	030975106	110	2670	SH	Sole
Anadarko Petroleum Corp.			COM		032511107	47	1310	SH	Sole
Aptargroup, Inc					COM		038336103	67	1770	SH	Sole
Automatic Data Processing Inc.			COM		053015103	87	2155	SH	Sole
B & G Foods Inc.				COM		05508R106	9	840	SH	Sole
Bemis Co. Inc.					COM		081437105	96	3560	SH	Sole
Brady Corp.					COM		104674106	83	3320	SH	Sole
C.R. Bard Inc.					COM		067383109	62	795	SH	Sole
ChinaEdu Corp.					COM		16945L107	2	250	SH	Sole
Church & Dwight Co., Inc.			COM		171340102	81	1290	SH	Sole
Clorox Co.					COM		189054109	66	1065	SH	Sole
Colgate-Palmolive Co.				COM		194162103	109	1390	SH	Sole
Cominar REIT					COM		199910100	43	2440	SH	Sole
Corn Products International Inc.		COM		219023108	60	1980	SH	Sole
DPL, Inc.					COM		233293109	113	4720	SH	Sole
Ecolab, Inc.					COM		278865100	111	2480	SH	Sole
Emerson Electric Co.				COM		291011104	101	2320	SH	Sole
Enerplus Resources Fund Trust			COM		29274D604	6	285	SH	Sole
Exxon Mobil Corp.				COM		30231G102	55	970	SH	Sole
Fiserv Inc.					COM		337738108	92	2005	SH	Sole
General Mills Inc.				COM		370334104	124	3490	SH	Sole
Getty Realty Corp.				COM		374297109	113	5035	SH	Sole
Gladstone Commercial Corp.			COM		376536108	55	3395	SH	Sole
Graco, Inc.					COM		384109104	80	2855	SH	Sole
Grainger, WW Inc.				COM		384802104	113	1137	SH	Sole
Grupo Aeroportuario Del Pacifico SA ADR		ADR		400506101	14	495	SH	Sole
Hormel Foods Corp.				COM		440452100	79	1960	SH	Sole
Jacob Engineering Group				COM		469814107	84	2305	SH	Sole
Johnson & Johnson				COM		478160104	97	1635	SH	Sole
Kinder Morgan Management			COM		49455U100	13	229.02	SH	Sole
Lanesborough REIT				COM		515555100	0	1100	SH	Sole
Liberty Property Trust				COM		531172104	65	2270	SH	Sole
Logitech International SA			COM		H50430232	57	4255	SH	Sole
Mack-Cali Realty Corp.				COM		554489104	82	2770	SH	Sole
Marathon Oil Corp.				COM		565849106	74	2370	SH	Sole
McCormick & Co. Inc.				COM		579780206	91	2395	SH	Sole
McDonald's Corp.				COM		580135101	113	1720	SH	Sole
Mettler-Toledo International, Inc.		COM		592688105	109	975	SH	Sole
Monmouth Real Estate Investment Corp.		COM		609720107	23	3150	SH	Sole
National Grid PLC ADS				ADR		636274300	106	2875	SH	Sole
Norfolk & Southern Corp.			COM		655844108	124	2340	SH	Sole
Omnicom Group					COM		681919106	90	2635	SH	Sole
Oneok Inc.					COM		682680103	12	275	SH	Sole
Patriot Coal Corp.				COM		70336T104	54	4555	SH	Sole
Paychex, Inc.					COM		704326107	89	3425	SH	Sole
Peabody Energy Corp.				COM		704549104	89	2285	SH	Sole
Praxair, Inc.					COM		74005P104	90	1185	SH	Sole
Primaris Retail REIT				COM		74157U950	42	2540	SH	Sole
Prosperity Bancshares Inc.			COM		743606105	71	2040	SH	Sole
Realty Income Corp.				COM		756109104	81	2665	SH	Sole
Schneider Electric SA				COM		483410007	39	380	SH	Sole
SNC-Lavalin Group Inc.				COM		78460T105	4	100	SH	Sole
State Street Corp.				COM		857477103	73	2150	SH	Sole
Toronto Dominion Bank				COM		891160509	28	430	SH	Sole
Tullow Oil PLC					COM		015008907	20	1350	SH	Sole
Urstadt Biddle Properties A			COM		917286205	56	3450	SH	Sole
Vermilion Energy Trust				COM		923728950	3	100	SH	Sole
Weight Watchers International, Inc.		COM		948626106	3	120	SH	Sole
Alexandria Real Estate 8.375 Pfd C		PFD		015271406	41	1590	SH	Sole
Brandywine Realty Trust 7.5 Pfd C		PFD		105368401	58	2480	SH	Sole
CBL & Associates Inc. 7.75 Pfd C		PFD		124830506	35	1550	SH	Sole
Cedar Shopping Centers 8.875 Pfd A		PFD		150602308	58	2315	SH	Sole
Colonial Properties Trust 8.125 Pfd D		PFD		195872403	18	750	SH	Sole
Corporate Office Prop. Trust 7.5 Pfd H		PFD		22002T603	58	2455	SH	Sole
Digital Realty 7.875 Pfd B			PFD		253868301	65	2605	SH	Sole
First Industrial Realty Trust 7.25 Pfd J	PFD		32054K798	8	450	SH	Sole
Gladstone Commercial Corp. 7.5 Pfd B		PFD		376536306	28	1280	SH	Sole
Gladstone Commercial Corp. 7.75 Pfd A		PFD		376536207	13	575	SH	Sole
GlaxoSmithKline PLC ADR				ADR		37733W105	82	2415	SH	Sole
GMX Resources Inc. 9.25 Pfd B			PFD		38011M405	40	1745	SH	Sole
Highwood Properties 8 Pfd B			PFD		431284306	20	805	SH	Sole
Kilroy Realty Corp. 7.8 Pfd E			PFD		49427F405	60	2455	SH	Sole
Kimco Realty Corp. 7.75 Pfd G			PFD		49446R844	12	480	SH	Sole
Lexington Realty Trust 8.05 Pfd B		PFD		529043200	21	950	SH	Sole
Mid-America Apartment Comm. Inc. 8.3 Pfd	PFD		59522J806	30	1156	SH	Sole
NPB Cap Trust II 7.85 Pfd			PFD		62935R209	22	945	SH	Sole
Old Second Cap Trust I 7.8 Pfd			PFD		680280104	4	750	SH	Sole
Parkway Properties Inc. 8 Pfd D			PFD		70159Q401	11	450	SH	Sole
PS Business Parks Inc. 7.375 Pfd O		PFD		69360J750	37	1515	SH	Sole
Realty Income Corp. 6.75 Pfd E			PFD		756109708	36	1480	SH	Sole
Saul Centers 8 Pfd A				PFD		804395200	49	1945	SH	Sole
Sherwin-Williams Co.				PFD		824348106	93	1340	SH	Sole
Sterling Bank Cap Trust III 8.3 Pfd		UNIT LTD PARTN	85915Q206	4	180	SH	Sole
Teekay LNG Partners LP				PFD		Y8564M105	11	370	SH	Sole
Urstadt Biddle Properties Inc. 7.5 Pfd D	PFD		917286502	65	2755	SH	Sole
Vornado Realty Trust 6.625 Pfd I		PFD		929042877	42	1940	SH	Sole
Vornado Realty Trust 6.75 Pfd H			PFD		929042885	2	75	SH	Sole
Weingarten Realty Investors 6.50 Pfd F		PFD		948741889	23	1075	SH	Sole
Zion Bancorporation 11 Pfd E			PFD		989701875	10	400	SH	Sole
Zion Cap Trust 8 Pfd B				PFD		989703202	33	1365	SH	Sole
Buckeye Partners LP				UNIT LTD PARTN	118230101	115	1955	SH	Sole
Enterprise Products Partners LP			UNIT LTD PARTN	293792107	114	3230	SH	Sole
Ferrellgas Partners LP				UNIT LTD PARTN	315293100	93	4050	SH	Sole
Kinder Morgan Energy Partners LP		UNIT LTD PARTN	494550106	112	1720	SH	Sole
Oneok Partners LP				UNIT LTD PARTN	68268N103	89	1380	SH	Sole
Penn Virginia Resources LP			UNIT LTD PARTN	707884102	54	2560	SH	Sole
Plains All American Pipeline LP			UNIT LTD PARTN	726503105	123	2100	SH	Sole
Sunoco Logistics Partners LP			UNIT LTD PARTN	86764L108	128	1780	SH	Sole
TC Pipelines LP					UNIT LTD PARTN	87233Q108	95	2315	SH	Sole
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